Intangible assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net
Intangible assets, net

13.  Intangible assets, net

Licences and software

The Company has immaterial intangible assets with a net book value at March 31, 2023 of $721 thousand (2022: $747 thousand). These intangible assets include licences and ERP software with the IP rights being held by the Parent, and the Company paying for the use of its own instance of the software.

13.	Intangible assets, net

Licences and software

The Company has immaterial intangible assets with a net book value as at December 31, 2022 of $747 thousand (2021: $947 thousand).

These intangible assets include licences and ERP software with the IP rights being held by the Parent, and the Company paying for the use of its own instance of the software.

13.	Intangible assets, net

Licences and software

The Company has immaterial intangible assets with a net book value at December 31, 2021 of $947 thousand (2020: $100 thousand; January 1, 2020: nil).

These intangible assets include licences and ERP software with the IP rights being held by the Parent, and the Company paying for the use of its own instance of the software.